Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Goodwill [Abstract]
Goodwill
20.	Goodwill

Goodwill of $12.2 million included on the Company’s Consolidated Statements of Financial Condition as of September 30, 2011 and December 31, 2010 associated with BankAtlantic’s capital services reporting unit was tested for potential impairment on September 30, 2011 (our annual testing date) and was determined not to be impaired. As of September 30, 2011, BankAtlantic’s capital services reporting unit’s implied goodwill was $43.2 million which exceeded the capital services goodwill by $30.1 million. If market conditions do not improve or deteriorate further, BankAtlantic may incur goodwill impairment charges in future periods.

18.	Goodwill

Goodwill is tested for potential impairment annually or during interim periods if impairment indicators exist. Goodwill of $12.2 million (net of purchase accounting of $0.9 million) included in the Company’s Consolidated Statements of Financial Condition as of December 31, 2010 and 2009 is associated with BankAtlantic’s capital services reporting unit. Goodwill was tested for impairment on September 30, 2010 (the annual testing date) and was determined not to be impaired. As of September 30, 2010, the estimated fair value of BankAtlantic capital services reporting unit exceeded the estimated fair value of the underlying assets by $14.1 million. If market conditions do not improve or deteriorate further, the Company may recognize goodwill impairment charges in future periods.

The process of evaluating goodwill for impairment involves the determination of the fair value of the reporting units. Inherent in such fair value determinations are certain judgments and estimates relating to future cash flows, including the view of current economic indicators and market valuations, and assumptions about BankAtlantic Bancorp’s strategic plans with regard to its operations. Due to the uncertainties associated with such estimates, actual results could differ materially from the estimates.

In performing its impairment analysis, BankAtlantic Bancorp used a combination of the discounted cash flow methodology and a market multiple methodology to determine the fair value of each reporting unit. The aggregate fair value of BankAtlantic Bancorp’s reporting units was compared to its market capitalization adjusted for a control premium in order to determine the reasonableness of the financial model output. A control premium represents the value an investor would pay above minority interest transaction prices in order to obtain a controlling interest in the respective company.

The discounted cash flow methodology establishes fair value by estimating the present value of the projected future cash flows to be generated from the reporting unit. The discount rate applied to the projected future cash flows to arrive at the present value is intended to reflect all risks of ownership and the associated risks of realizing the stream of projected future cash flows. A five year period is generally used in computing discounted cash flow values. The most significant assumptions used in the discounted cash flow methodology are the discount rate, the terminal value and the forecast of future cash flows.

The market multiple methodology establishes fair value by comparing BankAtlantic Bancorp’s reporting units to other similar publicly traded companies. The market multiples that BankAtlantic Bancorp used in the determination of the fair value of the reporting units were its market capitalization to its tangible stockholders’ equity.

In response to deteriorating economic and real estate market conditions and the effects that the external environment had on BankAtlantic’s business units, BankAtlantic, in the first quarter of 2009, continued to reduce its asset balances and borrowings with a view toward improving its regulatory capital ratios and revised its projected operating results to reflect a smaller organization in subsequent periods. Additionally, BankAtlantic Bancorp’s market capitalization continued to decline as the average closing price of BankAtlantic Bancorp’s Class A common stock on the New York Stock Exchange for the month of March 2009 was $1.57 compared to $4.23 for the month of December 2008, a decline of 63%. Management of BankAtlantic Bancorp believed that the foregoing factors indicated that the fair value of its reporting units might have declined below their carrying amount, and, accordingly, an interim goodwill impairment test was performed as of March 31, 2009. Based on the results of this interim goodwill impairment evaluation, an impairment charge of $8.5 million, net of a purchase accounting adjustment from step acquisition of approximately $0.6 million, was recorded during the three months ended March 31, 2009, relating to BankAtlantic’s tax certificate ($4.7 million) and investments ($4.5 million) reporting units. Additionally, during 2009, we also determined that all $2.0 million of the previously recorded goodwill related to our investment in Pizza Fusion was impaired. As a result, the Company recorded an impairment charge of $2.0 million which is included in the Company’s Real Estate and Other activities as impairment of goodwill in the Company’s Consolidated Statements of Operations for the year ended December 31, 2009.

Based on the results of the goodwill impairment evaluation during 2008, an impairment charge relating to BankAtlantic Bancorp of $46.6 million was recorded, net of BFC’s purchase accounting adjustment from step acquisition of approximately $1.7 million. The entire amount of goodwill, relating to BankAtlantic Bancorp’s commercial lending and community banking reporting units of $31.0 million and $17.3 million, respectively, was determined to be impaired. The goodwill impairment recognized during 2008 generally reflected the adverse conditions in the financial services industry, BankAtlantic Bancorp’s market capitalization declining significantly below its tangible book value and the effect that the continued deterioration in the general economy as well as the Florida real estate markets had on the credit quality of BankAtlantic’s loan portfolio.